Stock-Based Compensation Plans - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024
Stock-Based Compensation Plans
Amount before allocation of valuation allowances of deferred tax asset	$ 1.0		$ 1.0		$ 1.0
Number of stock options outstanding (in shares)	1,622,821		1,622,821		1,568,551
Granted, shares (in shares)	357	2,553	276,361	278,845
Weighted average grant-date fair value of options (in dollars per share)			$ 29.83	$ 26.29
Intrinsic value of options	$ 5.3	$ 0.8	$ 12.5	$ 9.6
Stock options
Stock-Based Compensation Plans
Total unrecognized compensation cost	13.8		$ 13.8
Weighted average period (year)			2 years 7 months 6 days
Grant-date fair value of options (in dollars per share)	0.2		$ 0.3
PSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	15.7		$ 15.7
Weighted average period (year)			2 years
Fair value other than options (in dollars per share)	0.0		$ 6.1
RSU
Stock-Based Compensation Plans
Total unrecognized compensation cost	8.0		$ 8.0
Weighted average period (year)			2 years
Grant-date fair value of options (in dollars per share)	$ 0.0		$ 0.0
Shareholder-approved stock options plan
Stock-Based Compensation Plans
Number of stock options outstanding (in shares)	1,622,821		1,622,821
Number of shares available for grant (in shares)	2,173,280		2,173,280
Deferred share unit plan
Stock-Based Compensation Plans
Deferred share units outstanding number (in shares)	330,441		330,441		311,081
Deferred compensation share-based arrangements, liability, current and noncurrent	$ 32.7		$ 32.7		$ 27.3
Deferred share units grants in period (in shares)			19,360
Deferred share units compensation expense	3.9	(0.1)	$ 6.3	2.3
Cash-settled restricted share unit
Stock-Based Compensation Plans
Total unrecognized compensation cost	1.5		1.5		0.8
Deferred compensation share-based arrangements, liability, current and noncurrent	0.2		0.2		$ 0.2
Cash settled restricted share units compensation expense	$ 0.2	$ 0.1	$ 0.4	$ 0.3